Other Assets and Note Receivables	12 Months Ended
Dec. 31, 2015 USD ($)
Notes Receivable Net [Abstract]
Notes Receivable Net Payment	$ 185,254,000
Notes Receivable Interest Income	3,315,000
Prepayment premium	$ 1,802,000